Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Operating Leased Assets [Line Items]
Lessor Leasing Arrangements, Operating Leases, Renewal Term	5 years
2016	$ 491,602
2017	430,596
2018	399,896
2019	362,679
2020	316,063
Thereafter	1,249,671
Operating Leases, Future Minimum Payments Due	3,250,507
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	18,622	$ 20,289
Operating leases, Rent expense, gross	544,143	525,363	$ 363,592
Less: Sub-lease income	(7,569)	(9,966)	(5,983)
Operating leases, Rent expense, net	536,574	515,397	357,609
Land, Buildings and Improvements [Member]
Operating Leased Assets [Line Items]
Minimum rentals	471,061	463,345	328,581
Contingency rentals	303	488	578
Equipment [Member]
Operating Leased Assets [Line Items]
Minimum rentals	11,632	8,230	5,333
Vehicles [Member]
Operating Leased Assets [Line Items]
Minimum rentals	$ 61,147	$ 53,300	$ 29,100
Minimum [Member]
Operating Leased Assets [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	10 years
Maximum [Member]
Operating Leased Assets [Line Items]
Lessor Leasing Arrangements, Operating Leases, Term of Contract	15 years